UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
Alaska 0.2%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	490,000	502,701
Arizona 5.5%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series D, Prerefunded 1/1/2018 @ 100, 5.375%, 1/1/2032	7,800,000	8,117,850
Series D, Prerefunded 1/1/2018 @ 100, 5.5%, 1/1/2019	5,000,000	5,209,450
Series D, Prerefunded 1/1/2018 @ 100, 5.5%, 1/1/2031	2,325,000	2,422,394
Arizona, State Transportation Board, Grant Anticipation Notes, 5.0%, 7/1/2023	1,000,000	1,179,490
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	717,271
		17,646,455
California 6.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 1.5%, Mandatory Put 4/2/2018 @ 100, 4/1/2047	1,000,000	1,003,940
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.96% *, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,713,629
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,761,561
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.9% *, Mandatory Put 5/1/2017 @ 100, 8/1/2023	3,000,000	3,000,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,128,880
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series A, 5.0%, 6/1/2023	1,000,000	1,194,410
Series A, 5.0%, 6/1/2024	600,000	726,216
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2024	1,500,000	1,770,735
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,310,680
San Diego, CA, Unified School District, Series A, 2.0%, 6/30/2017	1,000,000	1,005,970
		20,616,021
Colorado 0.8%
Denver City & County, CO, School District No. 1, Series B, 4.0%, 12/1/2017	2,350,000	2,412,651
Delaware 1.5%
Delaware, State General Obligation, Series A, 5.0%, 7/1/2017	1,375,000	1,399,544
Delaware, State Transportation Authority System Revenue:
Series A, 5.0%, 7/1/2017	2,000,000	2,035,960
5.0%, 7/1/2017	1,400,000	1,425,172
		4,860,676
Florida 7.1%
Broward County, FL, Airport Systems Revenue, Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	2,977,260
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	335,000	348,229
Florida, State Board of Public Education, Capital Outlay 2011, Series B, 5.0%, 6/1/2017	3,000,000	3,043,260
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,418,162
Miami Beach, FL, Health Facilities Authority Revenue, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,115,490
Miami-Dade County, FL, Aviation Revenue:
AMT, 5.0%, 10/1/2017	4,340,000	4,453,665
AMT, 5.0%, 10/1/2022	1,000,000	1,140,370
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2021	325,000	371,183
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,552,900
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,435,750
		22,856,269
Georgia 3.4%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,114,460
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.94% *, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,713,697
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,076,220
Series A, 5.0%, 2/15/2019	1,500,000	1,603,155
Georgia, Municipal Electric Authority, Project One:
Series A, 5.0%, 1/1/2021	1,580,000	1,783,772
Series A, 5.0%, 1/1/2022	2,310,000	2,649,270
		10,940,574
Hawaii 0.5%
Hawaii, State General Obligation, Series DQ, 5.0%, 6/1/2017	1,525,000	1,546,823
Illinois 7.4%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,854,302
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,066,460
Granite City, IL, Waste Management, Inc. Project, AMT, 1.125% *, Mandatory Put 5/1/2017 @ 100, 5/1/2027	3,000,000	3,000,210
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,223,000
Illinois, Regional Transportation Authority, Series A, 5.0%, 7/1/2022, INS: NATL	2,320,000	2,327,355
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	351,072
Series B, 5.0%, 7/1/2017	4,655,000	4,736,323
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	3,000,000	3,400,740
Lake County, IL, Forest Preserve District, Series A, 1.126% *, 12/15/2020	5,000,000	4,940,350
		23,899,812
Indiana 0.7%
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0%, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,368,597
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,370,000	1,436,787
Maryland 0.4%
Maryland, State Department of Transportation Consolidated Revenue, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2026	1,260,000	1,434,850
Massachusetts 5.0%
Massachusetts, State Consolidated Loan:
Series 3, 4.0%, 5/1/2017	1,330,000	1,341,066
Series C, 5.5%, 11/1/2017, INS: NATL	2,000,000	2,070,680
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 1.21% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,915,000	4,915,197
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2017	2,100,000	2,129,946
Massachusetts, State Water Resources Authority, Series A, ETM, Prerefunded, 5.25%, 8/1/2017, INS: NATL	1,690,000	1,727,957
University of Massachusetts, Building Authority Revenue, Series 2, 0.96% *, 11/1/2034	3,900,000	3,900,000
		16,084,846
Michigan 4.8%
Michigan, State Finance Authority Revenue, Series C-3, 4.0%, 4/1/2017	4,000,000	4,021,160
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	572,765
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,412,056
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group:
Series B-3, Prerefunded 2/1/2018 @ 100, 0.95%, 11/15/2033	35,000	34,906
Series B-3, 0.95%, Mandatory Put 2/1/2018 @ 100, 11/15/2033	965,000	962,973
Series F2, 1.5%, Mandatory Put 3/1/2017 @ 100, 11/15/2047	1,010,000	1,010,525
Series F5, 1.5%, Mandatory Put 3/15/2017 @ 100, 11/15/2047	1,225,000	1,225,870
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,285,690
		15,525,945
Mississippi 1.3%
Mississippi, State Development Bank Special Obligation, Department of Corrections:
Series D, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2021	1,880,000	2,109,567
Series D, 5.0%, 8/1/2021	1,815,000	2,005,194
		4,114,761
Missouri 0.8%
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien, 5.0%, 5/1/2017	2,000,000	2,021,620
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	320,000	334,150
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	210,000	221,132
		2,576,902
Nebraska 0.5%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	330,000	332,508
Series E, 3.0%, 3/1/2043	250,000	254,392
Series C, 4.5%, 9/1/2043	935,000	961,657
		1,548,557
Nevada 1.7%
Las Vegas Valley, NV, Water District, Series C, 5.0%, 9/15/2023	3,590,000	4,239,718
Nevada, State General Obligation, Series E, 5.0%, 2/1/2018	1,065,000	1,108,239
		5,347,957
New Jersey 1.6%
New Jersey, State Economic Development Authority Revenue, Series B, 5.0%, 11/1/2018	2,000,000	2,085,920
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	567,324
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A-2, 5.0%, 6/15/2023	2,300,000	2,377,970
		5,031,214
New Mexico 0.5%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	290,000	305,216
New Mexico, State Finance Authority, State Transportation Revenue, 5.0%, 6/15/2017	1,360,000	1,381,747
		1,686,963
New York 13.0%
New York, General Obligation:
Series A-5, 0.62% **, 8/1/2036, LOC: Royal Bank of Canada	1,900,000	1,900,000
Series L-4, 0.62% **, 4/1/2038, LOC: U.S. Bank NA	2,635,000	2,635,000
Series G, 5.0%, 8/1/2017	2,320,000	2,368,906
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 1.133% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,800,504
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.24% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,009,280
New York, State Dormitory Authority Revenues, State Supported Debt, Third Generation Resolution, State University Educational Facilities, Series A, 5.0%, 5/15/2017	5,000,000	5,061,050
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,226,540
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal One Group Association LP, AMT, 5.0%, 1/1/2018	5,000,000	5,171,250
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 1.01% *, 1/1/2018, INS: AGMC	1,835,000	1,834,835
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	318,219
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation:
Series DD-3A, 0.62% **, 6/15/2043, SPA: U.S. Bank NA	1,300,000	1,300,000
Series DD-1, 0.62% **, 6/15/2043, SPA: TD Bank NA	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,775,964
Port Authority of New York & New Jersey, One Hundred Eighty Fifth, AMT, 5.0%, 9/1/2017	1,500,000	1,534,560
		41,836,108
North Carolina 3.4%
Charlotte, NC, General Obligation, Series B, 5.0%, 7/1/2017	1,295,000	1,318,064
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	4,000,000	4,067,880
Raleigh, NC, Combined Enterprise Systems Revenue:
Series B, 5.0%, 12/1/2023	2,500,000	2,992,750
Series B, 5.0%, 12/1/2024	1,295,000	1,569,941
Wake County, NC, Public Improvements, Series B, 5.0%, 5/1/2017	800,000	808,648
		10,757,283
Ohio 3.7%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2020	1,000,000	1,024,540
Ohio, State Common Schools:
Series C, 4.0%, 9/15/2017	3,835,000	3,911,662
Series A, 5.0%, 9/15/2017	4,000,000	4,104,760
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,599,750
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	135,000	139,942
		11,780,654
Oregon 0.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,590,000	1,687,451
Pennsylvania 4.2%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp.:
Series B, 0.9%, Mandatory Put 8/15/2017 @ 100, 2/15/2027	445,000	444,203
Series A, 0.9%, Mandatory Put 9/1/2017 @ 100, 9/1/2029	450,000	449,231
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, 5.0%, 3/15/2024	1,000,000	1,173,100
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 1.25% *, Mandatory Put 4/3/2017 @ 100, 4/1/2019	1,500,000	1,500,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	814,751
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	2,235,000	2,329,943
Series 122, 4.0%, 10/1/2046 (a)	880,000	941,970
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.54% *, 12/1/2020	2,000,000	1,995,100
Series B, 1.81% *, 12/1/2019	1,500,000	1,509,465
Series A-1, 5.0%, 12/1/2024	1,000,000	1,178,240
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2022	1,000,000	1,123,980
		13,459,983
South Carolina 1.9%
Charleston County, SC, School District, Bond Anticipation Notes, Series C, 5.0%, 5/2/2017	5,000,000	5,052,200
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2018	1,000,000	1,044,170
		6,096,370
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,010,000	1,070,408
Tennessee 1.3%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,410,000	1,445,828
Tennessee, State General Obligation, Series C, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2023	1,675,000	1,759,001
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	470,000	493,815
Series 1A, AMT, 4.5%, 1/1/2038	480,000	505,637
		4,204,281
Texas 16.6%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,123,810
Alvin, TX, Independent School District, School House:
Series B, 0.95% *, Mandatory Put 8/15/2018 @ 100, 2/15/2039	4,000,000	3,970,560
Series C, 5.0%, 2/15/2018	1,575,000	1,641,780
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0%, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,086,840
Dallas, TX, Independent School District, 5.0%, 2/15/2017	500,000	500,855
Dallas, TX, Independent School District, Multi-Modal School Building, Series B-1, 3.0%, Mandatory Put 2/15/2017 @ 100, 2/15/2036	1,000,000	1,000,830
Dallas, TX, Water Works & Sewer Systems Revenue, Series A, 3.0%, 10/1/2017	2,470,000	2,506,210
Fort Bend, TX, Independent School District Building, Series A, 0.9%, Mandatory Put 8/1/2018 @ 100, 8/1/2040	2,000,000	1,989,860
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.24% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	3,991,280
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2024	1,000,000	1,171,510
Houston, TX, Independent School District:
Series 2014A-1A, 2.0%, Mandatory Put 6/1/2017 @ 100, 6/1/2039	1,860,000	1,866,082
5.0%, 2/15/2018	3,265,000	3,405,362
Katy, TX, Independent School District, Series A, 5.0%, 2/15/2021	3,735,000	4,230,523
Plano, TX, Independent School District, Series B, 5.0%, 2/15/2018	1,000,000	1,042,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,753,304
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2022	1,485,000	1,662,161
Series D, 5.0%, 11/1/2023	2,890,000	3,232,552
Texas, Highland Park Independent School District, 5.0%, 2/15/2022	3,610,000	4,177,997
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	563,345
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.346% *, 9/15/2017, GTY: JPMorgan Chase & Co.	1,010,000	1,011,242
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,215,000	1,219,605
Texas, State Transportation Commission Mobility Fund, Series B, 1.04% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,498,575
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier:
3.0%, 10/1/2017	2,000,000	2,029,980
Series A, 4.75%, 4/1/2017	960,000	966,566
Texas, State Water Financial Assistance, Series A2, 2.0%, Mandatory Put 2/1/2018 @ 100, 8/1/2029	2,210,000	2,207,967
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2017	1,270,000	1,314,653
		53,165,849
Virginia 2.0%
Virginia, State Public School Authority, School Financing, Series A, 5.0%, 8/1/2024	5,370,000	6,442,013
Washington 2.3%
King County, WA, School District No. 409, 3.0%, 12/1/2017	1,405,000	1,429,630
Tacoma, WA, Electric System Revenue, Series A, 4.0%, 1/1/2018	1,500,000	1,542,480
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 4.0%, 7/1/2017	500,000	506,765
Washington, State General Obligation, Series R-2013A, 5.0%, 7/1/2017	2,250,000	2,289,780
Washington, State General Obligation, Various Purposes, Series R-C, 5.0%, 7/1/2017	1,540,000	1,567,227
		7,335,882
Total Municipal Bonds and Notes (Cost $316,589,032)		320,275,643
	Shares	Value ($)
Open-End Investment Company 0.0%
BlackRock Muni Fund, 0.18% *** (Cost $109,650)	109,650	109,650
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $316,698,682) †	99.8	320,385,293
Other Assets and Liabilities, Net	0.2	586,145
Net Assets	100.0	320,971,438

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2017.
*** Current yield; not a coupon rate.
† The cost for federal income tax purposes was $316,698,682. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $3,686,611. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,450,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $763,763.
(a) When-issued security.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$320,275,643	$—	$320,275,643
Open-End Investment Company	109,650	—	—	109,650
Total	$109,650	$320,275,643	$—	$320,385,293

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017